Document and Entity Information	Mar. 01, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Mar. 01, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Jan. 31, 2018
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX